Provision for Risks (Tables)	12 Months Ended
Dec. 31, 2024
Provision for Risks [Abstract]
Schedule of Provision Activity

The provision activity for the years ended December 31, 2024, 2023, and 2022, is as follows:

At January 1, 2022	32,586
Reversal of provision	(5,307)
Provision recorded during the period	3,753
At December 31, 2022	31,032
Reversal of provision	(3,292)
Provision recorded during the period	1,777
Additions by acquisition	1,184
Additions by merger	119
At December 31, 2023	30,820
Reversal of provision	(6,872)
Provision recorded during the period	2,684
At December 31, 2024	26,632

Schedule of Number of Claims, Assessments and Legal Proceedings	As of December 31, 2024 and 2023, the total of such contingent obligations, for which the likelihood of loss was determined as possible by management and for which no provision has been recorded, is as follows:
	2024	2023
Civil	796	727
Labour	492	-
Tax	6,025	4,934
Total	7,313	5,661